Lease accounting - Summary of supplemental cash flow information related to operating leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease accounting
Cash paid for the rentals included in the lease liabilities	$ 986	$ 1,252	$ 1,446
Right-of-use assets obtained in exchange for operating lease liabilities	$ 83	313	2,377
Discontinued operations
Lease accounting
Cash paid for the rentals included in the lease liabilities		1,296	1,330
Right-of-use assets obtained in exchange for operating lease liabilities		1,469	611
Continuing and discontinued operations
Lease accounting
Cash paid for the rentals included in the lease liabilities		2,548	2,776
Right-of-use assets obtained in exchange for operating lease liabilities		$ 1,782	$ 2,988